Due to Related Parties (Details) - USD ($)			6 Months Ended
	Jul. 31, 2018	Jul. 23, 2018	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	May 01, 2018	Dec. 31, 2017
Due To Related Parties (Textual)
Common stock, value				$ 204,197	$ 201,697		$ 157,785
CEO [Member]
Due To Related Parties (Textual)
Borrowed	$ 50,000
One Board of Director [Member] | Subscription Agreements [Member]
Due To Related Parties (Textual)
Repayment of debt		$ 12,000
New Management [Member]
Due To Related Parties (Textual)
Borrowed			$ 132,000
Two Board of Director [Member] | Subscription Agreements [Member]
Due To Related Parties (Textual)
Number of common stock issued						1,000,000
Common stock, value						$ 60,000